Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

26. SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has one operating segment.

The following table summarizes the Group’s net revenues and long-lived assets in different geographic locations in U.S. dollars:

	For the year ended December 31,
	2010		2011		2012
	Net revenues(i)	Long-lived assets(ii)	Net revenues(i)	Long-lived assets(ii)	Net revenues(i)	Long-lived assets(ii)
China (Mainland, Hong Kong and Taiwan)	$110,077	$28,660	$165,525	$80,388	$243,969	$98,638
United States	53,588	16,306	71,371	18,985	86,367	17,422
Japan	20,409	226	24,328	191	23,315	159
Europe	12,742	—	21,370	—	25,048	—
Others	159	—	823	—	2,445	2,977

Total	$196,975	$45,192	$283,417	$99,564	$381,144	$119,196

(i)	Net revenues are presented by headquarters location of the Group’s clients.
(ii)	Long-lived assets are presented by the operating location of the subsidiaries of the Group.

The following table summarizes the Group’s net revenue by service lines:

	For the year ended December 31,
	2010	2011	2012
IT Services	$134,872	$195,142	$240,753
Consulting and Solution services	54,327	76,039	127,227
Business process outsourcing services	7,776	12,236	13,164

Total net revenues	$196,975	$283,417	$381,144